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                              SPDR(R) SERIES TRUST
                               ONE LINCOLN STREET
                                 MAIL STOP 0326
                                BOSTON, MA 02111

March 12, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Post-Effective Amendment No. 48 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

SPDR(R) Series Trust (the "Trust") hereby transmits for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 48 ("PEA No. 48") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 48 is to register seven (7) new series of the Trust, as set forth in PEA No. 48:

Please contact the Trust's counsel, Joseph J. Yanoshik of Morgan, Lewis & Bockius LLP, at (202) 739-5676 with questions or comments.

Sincerely,


/s/ Ryan M. Louvar
-------------------------------------
Ryan M. Louvar
Secretary

Enclosures